Financial Instruments - Additional Information (Detail) - CAD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 975,277,000,000	$ 976,016,000,000	$ 949,234,000,000	$ 975,277,000,000		$ 949,234,000,000
Decreases (increases) in the Bank's before-tax annual earnings		69,000,000		64,000,000	$ 62,000,000
The unrealized foreign currency translation gains		386,000,000		382,000,000	$ 371,000,000
Derivative asset transferred into Level 3	0	0	0
Derivative asset transferred out of Level 3	0	0	0
Derivative liabilities transferred out of Level 3	0	0	0
Derivative liabilities transferred into Level 3	0	0	0
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	170,914,000,000			170,914,000,000
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	804,363,000,000			804,363,000,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	346,827,000,000	337,640,000,000	326,690,000,000	346,827,000,000		326,690,000,000
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	93,647,000,000	94,000,000,000	87,000,000,000	93,647,000,000		87,000,000,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 48,000,000,000	$ 49,000,000,000	$ 45,000,000,000	$ 48,000,000,000		$ 45,000,000,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of residential mortgage portfolio insured		42.00%		40.00%		43.00%
Percentage of residential mortgage portfolio uninsured to average loan value	55.00%	55.00%	54.00%	55.00%		54.00%
Credit risk exposure default amount	$ 253,180,000,000			$ 253,180,000,000
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio				80.00%